Equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Disclosure Of Additional Paid in Capital [Table Text Block]
Balance of additional paid-in capital as of January 1, 2017, December 31, 2017 and 2018 were as follows:

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
From ordinary shares	$93,341	93,341	93,341
From treasury shares	4,041	4,784	5,080
From share-based compensation	6,091	6,151	6,182
From share of changes in equities of associates	-	151	146
	$103,473	104,427	104,749

Disclosure Of Accumulated Other Comprehensive Income [Table Text Block]
Changes in accumulated other comprehensive income, net of tax, are as follows:

	Foreign currency translation	Unrealized gains (losses) on securities	Defined benefit pension plans	Accumulated other comprehensive income
	(in thousands)
Beginning balance, January 1, 2017	$(279)	(350)	(925)	(1,554)
Exchange differences arising on translation of foreign operations	862	-	-	862
Changes in fair value of financial assets	-	313	-	313
Remeasurement of defined benefit pension plans	-	-	(67)	(67)
Ending balance, December 31, 2017	583	(37)	(992)	(446)
Exchange differences arising on translation of foreign operations	(334)	-	-	(334)
Changes in fair value of financial assets	-	(869)	-	(869)
Remeasurement of defined benefit pension plans	-	-	1,100	1,100
Ending balance, December 31, 2018	$249	(906)	108	(549)

Non controlling Interest [Table Text Block]
(e)	Noncontrolling interest

	Year ended December 31,
	2017	2018
	(in thousands)
Balance at the beginning of year	$418	(1,735)
Equity attributable to non-controlling interests
Loss for the year	(2,142)	(2,543)
Changes in fair value of financial assets	9	(26)
Remeasurement of defined benefit pension plans	(14)	33
Share-based compensation expenses	52	22
New shares issued by subsidiary	(25)	(10)
Exchange differences arising on translation of foreign operations	-	(2)
Purchase of subsidiary shares from noncontrolling interests	(33)	-
Balance at the end of year	$(1,735)	(4,261)